Stock-based Compensation - Schedule of Fair Value of Option Grants (Details)		12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	3.05%	1.19%	0.51%
Expected term (in years)	10 years	6 years 29 days	6 years 21 days
Expected dividend yield	0.00%	0.00%
Expected volatility	85.00%	66.56%	64.98%